Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equipment [Abstract]
Schedule of equipment
	2018	2017
At Cost:
Office equipment	$23,413	$22,577
less: Accumulated depreciation
Office equipment	(22,269)	(21,451)
	$1,144	$1,126

	December 31	December 31
	2017	2016
At Cost:
Office equipment	$22,577	$21,166
less: Accumulated depreciation
Office equipment	(21,451)	(18,305)
	$1,126	$28,611